Exceptional items and remeasurements - Schedule of exceptional items and remeasurements from continuing operations (Details) £ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2026 GBP (£)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 GBP (£)	Sep. 30, 2025 USD ($)
Included within operating costs
Reclassification of foreign currency translation reserve	£ (11)		£ 76
Operating profit	2,359		1,526
Included within net finance costs (note 5)
Net gains on financial assets at fair value through profit and loss	0		2
Finance income (cost)	(718)		(739)
Profit before tax	1,730		826
Tax on exceptional items and remeasurements	(386)		(208)
Total profit for the period	1,344		618
Community Offshore Wind, LLC
Included within operating costs
Impairment reversal of joint venture | $				$ (303)
Exceptional items and remeasurements
Included within revenue
Net gain on investment held by NG Partners	142
Included within operating costs
Impairment reversal of joint venture	75
Reclassification of foreign currency translation reserve	11
Major transformation programme			(15)
Transaction, separation and integration costs			(19)
Changes in environmental provisions			25
Net gains on commodity contract derivatives	(19)		16
Operating profit	209		(89)
Included within net finance costs (note 5)
Net gains (losses) on derivative financial instruments	4		(63)
Net gains on financial assets at fair value through profit and loss			2
Finance income (cost)	4		(61)
Profit before tax	213		(150)
Tax on exceptional items and remeasurements	(37)		15
Total profit for the period	176		(135)
Exceptional items and remeasurements | National Grid Renewables
Included within operating costs
Net loss on disposal of NG Renewables			(96)
Exceptional items
Included within revenue
Net gain on investment held by NG Partners	142
Included within operating costs
Impairment reversal of joint venture	75
Reclassification of foreign currency translation reserve	11
Major transformation programme			(15)
Transaction, separation and integration costs			(19)
Changes in environmental provisions			25
Net gains on commodity contract derivatives	0		0
Operating profit	228		(105)
Included within net finance costs (note 5)
Net gains (losses) on derivative financial instruments	0		0
Net gains on financial assets at fair value through profit and loss			0
Finance income (cost)	0		0
Profit before tax	228		(105)
Tax on exceptional items and remeasurements	(42)		2
Total profit for the period	186		(103)
Exceptional items | Community Offshore Wind, LLC
Included within operating costs
Impairment reversal of joint venture	75	$ 100
Reclassification of foreign currency translation reserve	11
Exceptional items | National Grid Renewables
Included within operating costs
Net loss on disposal of NG Renewables			(96)
Remeasurements
Included within revenue
Net gain on investment held by NG Partners	0
Included within operating costs
Impairment reversal of joint venture	0
Reclassification of foreign currency translation reserve	0
Major transformation programme			0
Transaction, separation and integration costs			0
Changes in environmental provisions			0
Net gains on commodity contract derivatives	(19)		16
Operating profit	(19)		16
Included within net finance costs (note 5)
Net gains (losses) on derivative financial instruments	4		(63)
Net gains on financial assets at fair value through profit and loss			2
Finance income (cost)	4		(61)
Profit before tax	(15)		(45)
Tax on exceptional items and remeasurements	5		13
Total profit for the period	£ (10)		(32)
Remeasurements | National Grid Renewables
Included within operating costs
Net loss on disposal of NG Renewables			£ 0